Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000096645 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096645 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096645 | Ducommun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096645 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096645 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096645 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096645 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096645 | SiTime Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096645 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096645 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096645 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000096645 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000096645 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000096645 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096645 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096645 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096645 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096645 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096645 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096645 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096645 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000096645 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096645 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096645 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096645 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096647 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096647 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096647 | Ducommun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096647 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096647 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096647 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096647 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096647 | SiTime Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096647 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096647 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096647 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000096647 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000096647 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000096647 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096647 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096647 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096647 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096647 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096647 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096647 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096647 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000096647 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096647 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096647 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096647 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148204 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148204 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148204 | Ducommun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148204 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000148204 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000148204 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000148204 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000148204 | SiTime Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000148204 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148204 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148204 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000148204 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000148204 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000148204 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000148204 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148204 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148204 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148204 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148204 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148204 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148204 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000148204 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148204 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148204 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148204 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096648 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096648 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096648 | Ducommun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096648 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096648 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096648 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096648 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096648 | SiTime Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096648 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096648 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096648 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000096648 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000096648 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000096648 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096648 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096648 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096648 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096648 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096648 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096648 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096648 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000096648 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096648 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096648 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096648 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096644 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096644 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096644 | Ducommun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096644 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096644 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096644 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096644 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096644 | SiTime Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096644 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096644 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096644 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000096644 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000096644 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000096644 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096644 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096644 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096644 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096644 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096644 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096644 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096644 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000096644 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096644 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096644 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096644 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%